Segment reporting (Details 1) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Depreciation and amortization expenses	¥ (8,904)	$ (1,220)	¥ (8,292)	¥ (7,236)
JD Retail
Depreciation and amortization expenses	(978)		(594)	(799)
JD Logistics
Depreciation and amortization expenses	(4,650)		(4,346)	(3,521)
New Businesses
Depreciation and amortization expenses	¥ (2,266)		¥ (2,071)	¥ (1,699)